Discontinued operations - Sinopower carrying amounts (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Aug. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Discontinued operations
Cash and cash equivalents	¥ 126,614	$ 17,346		¥ 436,242	¥ 513,351
Trade receivables	44,506	6,097		73,144
Contract assets				77,684
Inventories				22,458
Prepayments, other receivables and other assets	204,177	27,972		436,377
Right-of-use assets	4,804	658		14,026	¥ 17,030
Property, plant and equipment	2,601	356		4,378
Intangible assets	2,335	320		13,320
Goodwill				40,085
Other non-current assets	2,047	281		8,580
Total assets	650,644	89,138		1,465,099
Current lease liabilities	(1,254)	(172)		(7,154)
Trade payables	(104,224)	(14,279)		(152,066)
Income tax payables	(796)	(109)		(19,170)
Other payables and accruals	(179,051)	(24,530)		(293,003)
Non-current lease liabilities	(3,298)	(452)		(6,936)
Deferred tax liabilities				(2,917)
Total liabilities	¥ (1,404,778)	$ (192,454)		¥ (1,508,704)
Ifrs Discontinued Operations, Disposed Of By Sale [Member]
Discontinued operations
Cash and cash equivalents			¥ 1,647
Trade receivables			29,830
Contract assets			23,647
Inventories			9,145
Prepayments, other receivables and other assets			6,993
Right-of-use assets			3,161
Property, plant and equipment			296
Intangible assets			8,946
Goodwill			40,522
Other non-current assets			421
Total assets			124,608
Borrowings			(6,965)
Current lease liabilities			(1,535)
Trade payables			(15,420)
Income tax payables			(2,066)
Other payables and accruals			(57,460)
Non-current lease liabilities			(2,133)
Deferred tax liabilities			(1,267)
Total liabilities			(86,846)
Net assets			37,762
Attributable to:
Equity holders of the Company			37,940
Non-controlling interests			¥ (178)